Related party transactions - Summary of transactions and balances during the year with key management personnel (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Advances and credits	$ 221.0	$ 283.0
Guarantees	30.0	34.0
Deposits	281.0	268.0
Advances and credits, highest amount during the year	357.0	328.0
Guarantees, highest amount during the year	55.0	34.0
Deposits, highest amount during the year	874.0	659.0
Director
Disclosure of transactions between related parties [line items]
Advances and credits	$ 4.7	$ 3.0